Inventories (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Finished goods		$ 2,293	$ 2,714
Work in process		3,696	3,932
Raw materials and supplies		793	867
Inventories	[1],[2]	6,783	7,513
Noncurrent inventories not included above	[3]	683	594
HIS [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventories		$ 377	$ 0

[1]	Amounts may not add due to rounding.
[2]	The change from December 31, 2015 reflects, among other things, the reclassification of $377 million to Assets held for sale (see Note 2B).
[3]	Included in Other noncurrent assets. There are no recoverability issues associated with these amounts.